RIGHT OF USE ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Forgiveness of lease liability	$ 1,598,497	$ 213,328
Impairment of right of use assets	1,416,691	183,693
Gain on extinguishment	52,126	$ 29,635
Lease deposits	$ 129,680